Share Capital and Other Equity Instruments - Share Capital - Additional Information (Details)	6 Months Ended
Jun. 30, 2023
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description	unlimited number authorized, participating, carrying one vote per share, entitled to dividends.
Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description	unlimited number authorized, issuable in one or more series.
Series A Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description	unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.